UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE
Report for the Quarter Ended:  December 31, 2010

Institutional Investment manager Filing this Report:

Name:       Valley Forge Capital Advisors Inc.
Address:    11 General Warren Blvd., Ste. 1
	    Malvern, PA  19355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:       Kathy Roman
Title:      Chief Compliance Officer
Phone:      610-232-1777
Signature, place and date of signing:

   Kathy Roman,  Malvern, PA,  October 27, 2010
Report type:
[X]  13F HOLDINGS REPORT.

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100     2403    50164 SH       Sole                    21442             28722
ACE LTD                        COM              H0023R105     4754    76372 SH       Sole                    32652             43720
AFLAC INCORPORATED             COM              001055102     3376    59835 SH       Sole                    25581             34254
ALTRIA GROUP INC               COM              02209S103     4398   178615 SH       Sole                    76365            102250
ANNTAYLOR STORES CORP          COM              036115103     2423    88480 SH       Sole                    37821             50659
APPLE, INC                     COM              037833100     6320    19593 SH       Sole                     8374             11219
ARCH COAL INC                  COM              039380100     5143   146685 SH       Sole                    62700             83985
AT&T INC COM                   COM              00206R102     3378   114982 SH       Sole                    49142             65840
AUTODESK INC                   COM              052769106     3756    98330 SH       Sole                    42050             56280
BARRICK GOLD CORP              COM              067901108     5536   104090 SH       Sole                    44500             59590
CARNIVAL CORP                  COM              143658300     5232   113470 SH       Sole                    48511             64959
CEPHALON INC                   COM              156708109     3223    52218 SH       Sole                    22318             29900
CHEVRON CORPORATION            COM              166764100     5097    55861 SH       Sole                    23881             31980
CITIGROUP INC COM              COM              172967101     3574   755567 SH       Sole                   323011            432556
CLIFFS NATURAL RESOURCES INC   COM              18683K101     2766    35452 SH       Sole                    15152             20300
COLGATE PALMOLIVE CO COM       COM              194162103     3281    40818 SH       Sole                    17447             23371
CREE INC                       COM              225447101     2772    42066 SH       Sole                    17985             24081
CSX CORP COM                   COM              126408103     4332    67053 SH       Sole                    28661             38392
CUMMINS INC                    COM              231021106     5503    50019 SH       Sole                    21383             28636
DARDEN RESTAURANTS             COM              237194105     3825    82372 SH       Sole                    35209             47163
DU PONT E I DE NEMOURS & CO    COM              263534109     3128    62710 SH       Sole                    26805             35905
EVEREST RE GROUP LTD COM       COM              G3223R108     4539    53519 SH       Sole                    22884             30635
F5 NETWORKS INC COM            COM              315616102     2233    17159 SH       Sole                     7337              9822
FORD MOTOR CO                  COM              345370860     2839   169078 SH       Sole                    72283             96795
FREEPORT MCMORAN COP & GOLD    COM              35671D857     5632    46898 SH       Sole                    20047             26851
GAP INC                        COM              364760108     4905   221559 SH       Sole                    94704            126855
GOLDMAN SACHS GROUP INC        COM              38141G104     4532    26953 SH       Sole                    11518             15435
GOOGLE INC CL A                COM              38259P508     4846     8158 SH       Sole                     3488              4670
HALLIBURTON CO                 COM              406216101     3710    90853 SH       Sole                    38840             52013
HARRIS CORP                    COM              413875105     2864    63222 SH       Sole                    27026             36196
HESS CORP                      COM              42809H107     4564    59627 SH       Sole                    25492             34135
HEWLETT PACKARD COMPANY        COM              428236103     4217   100163 SH       Sole                    42858             57305
INTERNATIONAL BUSINESS MACHINE COM              459200101     4595    31310 SH       Sole                    13382             17928
INTERNATIONAL PAPER CO COM     COM              460146103     2569    94311 SH       Sole                    40331             53980
JOHNSON & JOHNSON COM          COM              478160104     4317    69796 SH       Sole                    29851             39945
JOY GLOBAL INC COM             COM              481165108     2401    27678 SH       Sole                    11832             15846
LAS VEGAS SANDS CORP           COM              517834107     4441    96649 SH       Sole                    41312             55337
MACYS INC                      COM              55616P104     4376   172980 SH       Sole                    73942             99038
MC DONALDS CORPORATION         COM              580135101     4789    62394 SH       Sole                    26686             35708
MCKESSON CORPORATION           COM              58155Q103     2583    36706 SH       Sole                    15692             21014
METLIFE INC                    COM              59156R108     3659    82338 SH       Sole                    35208             47130
NISOURCE INC                   COM              65473P105     4875   276679 SH       Sole                   118268            158411
NORTHEAST UTILITIES            COM              664397106     4795   150395 SH       Sole                    64287             86108
NORTHROP GRUMMAN CORP          COM              666807102     3552    54830 SH       Sole                    23440             31390
ORACLE CORPORATION             COM              68389X105     5284   168806 SH       Sole                    72156             96650
PEPSICO INC COM                COM              713448108     4710    72101 SH       Sole                    30819             41282
PG & E CORP                    COM              69331C108     4530    94700 SH       Sole                    40494             54206
PHILIP MORRIS INTERNATIONAL IN COM              718172109     2819    48158 SH       Sole                    20588             27570
PRUDENTIAL FINANCIAL INC       COM              744320102     3748    63838 SH       Sole                    27288             36550
RIVERBED TECHNOLOGY INC        COM              768573107     3330    94673 SH       Sole                    40469             54204
TELEFLEX INC COM               COM              879369106     2434    45224 SH       Sole                    19331             25893
TEXAS INSTRS INC COM           COM              882508104     4712   144970 SH       Sole                    61964             83006
TORCHMARK CORP COM             COM              891027104     4575    76582 SH       Sole                    32739             43843
TRANSOCEAN LTD                 COM              H8817H100     5384    77453 SH       Sole                    33109             44344
TRAVELERS COMPANIES INC COM    COM              89417E109     4384    78692 SH       Sole                    33632             45060
UNION PACIFIC CORP             COM              907818108     4986    53807 SH       Sole                    22997             30810
UNUM GROUP                     COM              91529Y106     2873   118628 SH       Sole                    50739             67889
VERIZON COMMUNICATIONS INC COM COM              92343V104     2381    66546 SH       Sole                    28436             38110
WYNDHAM WORLDWIDE CORP COM     COM              98310W108     4810   160558 SH       Sole                    68658             91900








FORM 13F SUMMARY PAGE

Report summary:

Number of other included managers:          0

Form 13F information table entry total:     59

Form 13F information table value total:     237013
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